UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-03193
                                   ---------

                   FRANKLIN TAX-EXEMPT MONEY FUND
                   ------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       (Address of principal executive offices) (Zip code)

  MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
 ------------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             JULY 31, 2005
--------------------------------------------------------------------------------

[GRAPHIC]
PHOTO OF SUBWAY

ANNUAL REPORT AND SHAREHOLDER LETTER                             TAX-FREE INCOME

--------------------------------------------------------------------------------

                  FRANKLIN                  WANT TO RECEIVE
                                            THIS DOCUMENT
            TAX-EXEMPT MONEY FUND           FASTER VIA EMAIL?

                                            Eligible shareholders can
                                            sign up for eDelivery at
                                            franklintempleton.com.
                                            See inside for details.
--------------------------------------------------------------------------------


[GRAPHIC]
BUILDING PHOTO

                                   [GRAPHIC]
                      FRANKLIN TEMPLETON INVESTMENTS LOGO
                      FRANKLIN . Templeton . Mutual Series

FRANKLIN TEMPLETON INVESTMENTS

GAIN FROM OUR PERSPECTIVE(R)


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE
Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.


TRUE DIVERSIFICATION
Because our management groups work independently and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST
At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.


 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC]
OFFICE BUILDING PHOTO

Not part of the annual report

                     CONTENTS

SHAREHOLDER LETTER ..................   1

ANNUAL REPORT

Franklin Tax-Exempt
Money Fund ..........................   3

Performance Summary .................   4

Your Fund's Expenses ................   6

Financial Highlights and
Statement of Investments ............   8

Financial Statements ................  14

Notes to Financial Statements .......  17

Report of Independent
Registered Public
Accounting Firm .....................  22

Tax Designation .....................  23

Board Members and Officers ..........  24

Shareholder Information .............  28

--------------------------------------------------------------------------------


ANNUAL REPORT

FRANKLIN TAX-EXEMPT MONEY FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Tax-Exempt Money Fund seeks to provide as high a level of current income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital.1 The Fund pursues a conservative investment policy by investing at least 80% of its total assets in high quality, short-term, municipal securities free from federal income taxes as it seeks to maintain a stable $1.00 share price.

[BEGIN SIDEBAR]
--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------
[END SIDEBAR]

We are pleased to bring you Franklin Tax-Exempt Money Fund's annual report for the fiscal year ended July 31, 2005.

PERFORMANCE OVERVIEW

With rising short-term interest rates, money market portfolio yields climbed during the year under review. Largely as a result, Franklin Tax-Exempt Money Fund's seven-day effective yield rose from 0.30% at the beginning of the period to 1.49% on July 31, 2005.

ECONOMIC AND MARKET OVERVIEW

Overall domestic economic growth remained healthy during the reporting period. Approximately two-thirds of U.S. gross domestic product (GDP) is generated by consumer spending, and almost one-fifth by business spending. Since consumer spending relies on consumers' ability to remain gainfully employed, many analysts study the employment picture for indications of consumer spending. Over the past year, nonfarm payroll data, as well as other indexes, showed growing employment. This along with other factors helped consumer spending increase 6.9% in July 2005 compared with the same month a year earlier, which supported U.S. economic growth.2


1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.
2. Source: Bureau of Economic Analysis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.

                                                               Annual Report | 3

[BEGIN SIDEBAR]
PERFORMANCE SUMMARY
7/31/05

---------------------------------------
  Seven-day effective yield1    1.49%
---------------------------------------
  Seven-day annualized yield    1.48%
---------------------------------------
  Taxable equivalent yield2     2.28%
---------------------------------------
[END SIDEBAR]

1. Seven-day effective yield assumes the compounding of daily dividends.

2. Taxable equivalent yield assumes the 2005 maximum federal income tax rate of 35.00%.

Annualized and effective yields are for the seven-day period ended 7/31/05. The Fund's average weighted maturity was 27 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
[END SIDEBAR]

Business spending also rose during the reporting period, contributing to economic growth. Nonresidential investment spending rose in each of the past year's four quarters, resulting in 9.2% growth for the year ended July 31, 2005.2 Historically low interest rates continued to allow many companies easy access to capital, and ample cash also helped some companies to support their spending plans. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

Energy prices rose significantly, as oil prices hit a record of $61.28 per barrel on July 6.3 Inflation remained relatively contained for the 12 months ended July 31, 2005, as measured by the 2.1% rise for the core Consumer Price Index (CPI), which excludes volatile food and energy costs. This increase was below the core CPI's 10-year average of 2.3%.4 However, acknowledging the economy's strength as well as potential inflationary pressure from high energy prices, the Federal Reserve Board (Fed) raised the federal funds target rate to 3.25% from 1.25% during the 12-month period and continued to hold the opinion that monetary policy remains accommodative, that the risks to growth and inflation remain equally balanced, and that future Fed policy can be tightened in a measured way. During the period, the yield curve flattened, as the 10- and 30-year U.S. Treasury yields fell while those of shorter-maturity Treasuries rose. At period-end, the 10-year Treasury yielded 4.28%.

INVESTMENT STRATEGY

We invest predominantly in high-quality, short-term tax-free securities. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that a portion of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.

3. Source: Bloomberg Energy/Commodity Service.
4. Source: Bureau of Labor Statistics.

4 |  Annual Report

MANAGER'S DISCUSSION

Short-term municipal bond yields increased during the Fund's fiscal year, reflecting the Fed's consecutive federal funds target rate hikes. The Bond Market Association Municipal Swap Index, a benchmark for variable rate securities, which make up a large portion of Franklin Tax-Exempt Money Fund's portfolio, averaged a rate of 1.96% for the period under review.5

During the reporting period, the Fund participated in several deals including Temple University Fund notes, Iowa Schools Cash Anticipation Program notes, Florida Local Government commercial paper, and Michigan Municipal Bond Authority revenue notes.

Thank you for your continued participation in Franklin Tax-Exempt Money Fund. We look forward to serving your future investment needs.

[BEGIN SIDEBAR]
PORTFOLIO BREAKDOWN
7/31/05
---------------------------------------
                           % OF TOTAL
                          INVESTMENTS
---------------------------------------
  Variable Rate Notes           82.0%
---------------------------------------
  Notes & Bonds                 13.8%
---------------------------------------
  Tax-Exempt Commercial Paper    1.8%
---------------------------------------
  Put or Option Tender Bonds     2.4%
---------------------------------------
[END SIDEBAR]

5. Source: Thomson Financial. The Bond Market Association Municipal Swap Index is a weekly high-grade market index composed of seven-day tax-exempt variable rate demand notes and is produced by the Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues based on several specific criteria. The index is unmanaged and does not reflect management fees and expenses that affect Fund performance.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                               Annual Report | 5

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600/$1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6X$7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


6 |  Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 1/31/05      VALUE 7/31/05   PERIOD* 1/31/05-7/31/05
--------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $1,007.20             $3.58
--------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,021.22             $3.61
--------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                               Annual Report | 7

FRANKLIN TAX-EXEMPT MONEY FUND

FINANCIAL HIGHLIGHTS

                                                                  ----------------------------------------------------------
                                                                                      YEAR ENDED JULY 31,
                                                                      2005        2004        2003        2002        2001
                                                                  ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............................      $1.00       $1.00       $1.00       $1.00       $1.00
                                                                  ----------------------------------------------------------
Income from investment operations - net investment income .....      0.011       0.002       0.005       0.011       0.029

Less distributions from net investment income .................     (0.011)     (0.002)     (0.005)     (0.011)     (0.029)
                                                                  ----------------------------------------------------------
Net asset value, end of year ..................................      $1.00       $1.00       $1.00       $1.00       $1.00
                                                                  ----------------------------------------------------------


Total return a ................................................      1.11%       0.23%       0.53%       1.06%       2.98%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............................   $165,736    $179,372    $176,834    $163,710    $167,705

Ratios to average net assets:

 Expenses .....................................................      0.73%       0.74%       0.76%       0.76%       0.76%

 Net investment income ........................................      1.10%       0.24%       0.53%       1.05%       2.94%


a Total return does not reflect the contingent deferred sales charge.

8 |  See notes to financial statements.  |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

STATEMENT OF INVESTMENTS, JULY 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------

  SHORT TERM INVESTMENTS 99.3%
  BONDS 99.3%
  ALABAMA 1.4%
a Evergreen IDB, IDR, Tenax Manufacturing Project, Refunding, Weekly VRDN and Put, 2.34%,
    12/01/12 .........................................................................................  $  2,300,000  $   2,300,000
                                                                                                                      --------------

  ARIZONA 2.2%
a Apache County IDA, IDR, Tucson Electric Power Co. Project, Springerville Project, Series C,
    Weekly VRDN and Put, 2.30%, 12/15/18 .............................................................     1,000,000      1,000,000
a Arizona Health Facilities Authority Hospital System Revenue, Series B, MBIA Insured, Weekly
    VRDN and Put, 2.33%, 10/01/26 ....................................................................     1,600,000      1,600,000
a Nanotechnology Research LLC Lease Revenue, Arizona State University Project, Series A,
    MBIA Insured, Weekly VRDN and Put, 2.35%, 3/01/34 ................................................     1,000,000      1,000,000
                                                                                                                      --------------
                                                                                                                          3,600,000
                                                                                                                      --------------

  CALIFORNIA 1.2%
  California State University Channel Islands Site Authority Financing Authority Revenue, Rental
    Housing, Mandatory Put 8/01/05, 1.60%, 8/01/31 ...................................................     2,000,000      2,000,000
                                                                                                                      --------------

  COLORADO 9.0%
a Colorado Springs Utilities Revenue, sub. lien, Series A, Weekly VRDN and Put, 2.32%,
    11/01/29 .........................................................................................     5,000,000      5,000,000
a Denver City and County COP,
     Refunding, AMBAC Insured, Weekly VRDN and Put, 2.32%, 12/01/29 ..................................     4,000,000      4,000,000
     Wellington E Web, Refunding, Series C3, AMBAC Insured, Weekly VRDN and Put, 2.35%,
      12/01/29 .......................................................................................     3,000,000      3,000,000
a University of Colorado COP, Series A, Weekly VRDN and Put, 2.33%, 7/01/18 ..........................     2,925,000      2,925,000
                                                                                                                      --------------
                                                                                                                          4,925,000
                                                                                                                      --------------

  FLORIDA 5.4%
a Florida Higher Education Facilities Financing Authority Revenue, St. Thomas University
    Project, Daily VRDN and Put, 2.33%, 1/01/19 ......................................................     1,600,000      1,600,000
  Florida Local Government Commission TECP, Series A, 2.60%, 9/06/05 .................................     1,944,000      1,944,000
  Florida Local Government Commission, TECP, Series A, 2.46%, 9/06/05 ................................     1,000,000      1,000,000
a Martin County IDA, IDR, YMCA Treasure Coast Project, Weekly VRDN and Put, 2.35%,
    10/01/16 .........................................................................................     1,400,000      1,400,000
a Orange County School Board COP, Series B,
     AMBAC Insured, Daily VRDN and Put, 2.30%, 8/01/25 ...............................................     1,650,000      1,650,000
     MBIA Insured, Daily VRDN and Put, 2.30%, 8/01/27 ................................................     1,310,000      1,310,000
                                                                                                                      --------------
                                                                                                                          8,904,000
                                                                                                                      --------------

  GEORGIA 11.0%
a Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
    AMBAC Insured, Weekly VRDN and Daily Put, 2.31%, 10/01/16 ........................................     1,000,000      1,000,000
a Fulco Hospital Authority Revenue, Anticipation Certificates, Shepherd Center Inc. Project,
    Weekly VRDN and Put, 2.35%, 9/01/17 ..............................................................     1,000,000      1,000,000
a Gainesville RDA Educational Facilities Revenue, Riverside Military Project, Weekly VRDN and
    Put, 2.35%, 12/01/25 .............................................................................     5,000,000      5,000,000



                                                               Annual Report | 9

FRANKLIN TAX-EXEMPT MONEY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------

  SHORT TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  GEORGIA (CONT.)
a Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B, Weekly VRDN and
    Put, 2.30%, 7/01/25 ..............................................................................  $  8,000,000  $   8,000,000
a Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, FNMA Insured, Weekly
    VRDN and Put, 2.36%, 6/15/25 .....................................................................     3,200,000      3,200,000
                                                                                                                      --------------
                                                                                                                         18,200,000
                                                                                                                      --------------

  HAWAII 1.7%
a Hawaii State Department of Budget and Finance Special Purpose Revenue, Adventist Health
    System West, Weekly VRDN and Put, 2.33%, 3/01/08 .................................................     2,800,000      2,800,000
                                                                                                                      --------------

  IDAHO 1.8%
  Idaho State Revenue, TAN, 4.00%, 6/30/06 ...........................................................     3,000,000      3,036,473
                                                                                                                      --------------

  ILLINOIS 6.0%
  Chicago GO, Tender Notes, Mandatory Put 12/08/05, 2.20%, 1/27/06 ...................................     3,000,000      3,000,000
a Illinois State Toll Highway Authority Toll Highway Priority Revenue, Refunding, Series B,
    MBIA Insured, Weekly VRDN and Daily Put, 2.33%, 1/01/10 ..........................................     7,000,000      7,000,000
                                                                                                                      --------------
                                                                                                                         10,000,000
                                                                                                                      --------------

  IOWA 1.8%
  Iowa School Cash Anticipation Program, wts. Certificates, Series A, FSA Insured, 4.00%,
    6/28/06 ..........................................................................................     3,000,000      3,036,511
                                                                                                                      --------------

  KENTUCKY 2.5%
a Kentucky Development Finance Authority Revenue, Pooled Loan Program, Series A,
    FGIC Insured, Weekly VRDN and Put, 2.35%, 12/01/15 ...............................................     4,100,000      4,100,000
                                                                                                                      --------------

  LOUISIANA 2.4%
a Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
    First Stage, ACES, Refunding, Daily VRDN and Put, 2.30%, 9/01/17 .................................     2,100,000      2,100,000
  New Orleans Audubon Commission GO, Aquarium, Refunding, FSA Insured, Series A, 3.00%,
    10/01/05 .........................................................................................     1,930,000      1,934,606
                                                                                                                      --------------
                                                                                                                          4,034,606
                                                                                                                      --------------

  MARYLAND 1.3%
a Community Development Administration MF Development Revenue, Avalon Ridge Apartments
    Project, Refunding, FNMA Insured, Weekly VRDN and Put, 2.32%, 6/15/26 ............................     2,100,000      2,100,000
                                                                                                                      --------------

  MASSACHUSETTS 8.7%
a Massachusetts Bay Transportation Authority GO, General Transportation System, Weekly VRDN
    and Put, 2.32%, 3/01/30 ..........................................................................     4,600,000      4,600,000
a Massachusetts State GO, Refunding, Series B, Weekly VRDN and Put, 2.33%, 9/01/16 ...................     1,800,000      1,800,000
a Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
    Program, Series D, MBIA Insured, Daily VRDN and Put, 2.27%, 1/01/35 ..............................     4,400,000      4,400,000
a Massachusetts State Water Resource Authority Revenue, Multi-Modal, Refunding, Sub Series D,
    Daily VRDN and Put, 2.30%, 8/01/17 ...............................................................     3,600,000      3,600,000
                                                                                                                      --------------
                                                                                                                         14,400,000
                                                                                                                      --------------


10 |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------

  SHORT TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  MICHIGAN 8.8%
a Detroit Sewage Disposal Revenue,
     Refunding, Series C-2, FGIC Insured, Weekly VRDN and Put, 2.35%, 7/01/29 ........................  $  3,000,000  $   3,000,000
     senior lien, Series B, FSA Insured, Daily VRDN and Put, 2.30%, 7/01/33 ..........................     2,500,000      2,500,000
  Michigan Municipal Bond Authority Revenue,
     3.00%, 8/23/05 ..................................................................................     4,000,000      4,003,409
     Detroit School District, Series A, 3.75%, 3/21/06 ...............................................     1,000,000      1,007,495
a Michigan State Revenue, Grant Anticipation Notes, Series B, FSA Insured, Weekly VRDN and
    Put, 2.34%, 9/15/09 ..............................................................................     1,300,000      1,300,000
a Michigan State University Revenues, Series A, Daily VRDN and Put, 2.30%, 8/15/32 ...................     2,860,000      2,860,000
                                                                                                                      --------------
                                                                                                                         14,670,904
                                                                                                                      --------------

  MINNESOTA 2.9%
a Brown County Purchase Revenue, Martin Luther College Project, Weekly VRDN and Put, 2.30%,
    9/01/24 ..........................................................................................     1,500,000      1,500,000
a Minneapolis MFR, Seven Corners Apartments Project, Weekly VRDN and Put, 2.30%,
    11/01/31 .........................................................................................       250,000        250,000
a Minneapolis Revenue, Adjusted Guthrie Theater Project, Series A, Weekly VRDN and Put,
    2.33%, 10/01/23 ..................................................................................     3,000,000      3,000,000
                                                                                                                      --------------
                                                                                                                          4,750,000
                                                                                                                      --------------

  NEVADA 0.5%
a Clark County Airport Improvement Revenue, sub. lien, Series A-1, Weekly VRDN and Put,
    2.33%, 7/01/25 ...................................................................................       800,000        800,000
                                                                                                                      --------------

  NEW HAMPSHIRE 1.3%
a New Hampshire Higher Educational and Health Facilities Authority Revenue, VHA New
    England Inc., Series G, AMBAC Insured, Weekly VRDN and Put, 2.35%, 12/01/25 ......................     2,125,000      2,125,000
                                                                                                                      --------------

  NEW JERSEY 1.5%
a New Jersey State Turnpike Authority Turnpike Revenue, Series C-2, FSA Insured, Weekly VRDN
    and Put, 2.28%, 1/01/24 ..........................................................................     2,500,000      2,500,000
                                                                                                                      --------------

  NEW MEXICO 4.1%
a Albuquerque Gross Receipts Lodgers Tax Revenue, Weekly VRDN and Put, 2.35%, 7/01/23 ................       300,000        300,000
a Farmington PCR, Arizona Public Service Co.,
     Refunding, Series B, Daily VRDN and Put, 2.30%, 9/01/24 .........................................     2,000,000      2,000,000
     Series A, Daily VRDN and Put, 2.34%, 5/01/24 ....................................................     4,400,000      4,400,000
a University of New Mexico Revenues, Refunding, AMBAC Insured, Weekly VRDN and Put, 2.33%,
    6/01/06 ..........................................................................................       200,000        200,000
                                                                                                                      --------------
                                                                                                                          6,900,000
                                                                                                                      --------------

  NORTH CAROLINA 0.6%
  Wake County GO, Public Improvement, Mandatory Put 4/01/06, Series B, 4.00%, 4/01/16 ................     1,000,000      1,012,360
                                                                                                                      --------------

  OKLAHOMA 1.3%
a Oklahoma City Industrial and Cultural Facilities Trust Revenue, Oklahoma City University
    Project, Weekly VRDN and Put, 2.43%, 8/01/15 .....................................................     2,100,000      2,100,000
                                                                                                                      --------------


                                                              Annual Report | 11

FRANKLIN TAX-EXEMPT MONEY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------

  SHORT TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  OREGON 0.2%
a Tri-County Metropolitan Transportation District Revenue, Interstate Max Project, Series A,
    Weekly VRDN and Put, 2.35%, 12/01/21 .............................................................  $    400,000  $     400,000
                                                                                                                      --------------

  PENNSYLVANIA 6.7%
a Delaware Valley Regional Finance Authority Local Government Revenue,
     Series A, Weekly VRDN and Put, 2.35%, 12/01/20 ..................................................     2,150,000      2,150,000
     Series C, Weekly VRDN and Put, 2.35%, 12/01/20 ..................................................       700,000        700,000
     Series D, Weekly VRDN and Put, 2.35%, 12/01/20 ..................................................     3,100,000      3,100,000
a Emmaus General Authority Revenue,
     Local Government, Series F-19, Weekly VRDN and Put, 2.36%, 3/01/24 ..............................     1,450,000      1,450,000
     Sub Series G-19, Weekly VRDN and Put, 2.36%, 3/01/24 ............................................     2,000,000      2,000,000
  Temple University of the Commonweath System of Higher Education GO, University Funding
    Obligation, 4.00%, 4/28/06 .......................................................................     1,700,000      1,715,155
                                                                                                                      --------------
                                                                                                                         11,115,155
                                                                                                                      --------------

  TENNESSEE 6.3%
a Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
    Put, 2.34%,
     7/01/31 .........................................................................................       800,000        800,000
     1/01/33 .........................................................................................     3,900,000      3,900,000
a Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
     Daily VRDN and Put, 2.34%, 7/01/34 ..............................................................     3,900,000      3,900,000
     Weekly VRDN and Put, 2.34%, 11/01/27 ............................................................     1,800,000      1,800,000
                                                                                                                      --------------
                                                                                                                         10,400,000
                                                                                                                      --------------

  TEXAS 7.2%
a Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, FNMA Insured, Weekly
    VRDN and Put, 2.34%, 9/15/26 .....................................................................     3,900,000      3,900,000
  Texas State TRAN, 3.00%, 8/31/05 ...................................................................     8,000,000      8,009,413
                                                                                                                      --------------
                                                                                                                         11,909,413
                                                                                                                      --------------

  WASHINGTON 1.5%
a Snohomish County PUD No. 001 Generation System Revenue, Refunding, Series A-1,
    FSA Insured, Weekly VRDN and Put, 2.34%, 12/01/19 ................................................     2,470,000      2,470,000
                                                                                                                      --------------
  TOTAL SHORT TERM INVESTMENTS (COST $164,589,422) ...................................................                  164,589,422
  OTHER ASSETS, LESS LIABILITIES 0.7% ................................................................                    1,146,229
                                                                                                                      --------------
  NET ASSETS 100.0% ..................................................................................                $ 165,735,651
                                                                                                                      ==============

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.

12 |  See notes to financial statements.  |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

SELECTED PORTFOLIO ABBREVIATIONS

ACES    - Adjustable Convertible Exempt Securities
AMBAC   - American Municipal Bond Assurance Corp.
COP     - Certificate of Participation
FGIC    - Financial Guaranty Insurance Co.
FNMA    - Federal National Mortgage Association
FSA     - Financial Security Assurance Inc.
GO      - General Obligation
HFA     - Housing Finance Authority/Agency
IDA     - Industrial Development Authority/Agency
IDB     - Industrial Development Bond/Board
IDR     - Industrial Development Revenue
MBIA    - Municipal Bond Investors Assurance Corp.
MF      - Multi-Family
MFR     - Multi-Family Revenue
PBA     - Public Building Authority
PCR     - Pollution Control Revenue
PUD     - Public Utility District
RDA     - Redevelopment Agency/Authority
TAN     - Tax Anticipation Notes
TECP    - Tax-Exempt Commercial Paper
TRAN    - Tax and Revenue Anticipation Notes
VHA     - Volunteer Hospital of America


                         Annual Report | See notes to financial statements. | 13

FRANKLIN TAX-EXEMPT MONEY FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2005

Assets:
 Investments in securities, at value and cost .................  $164,589,422
 Cash .........................................................       183,639
 Receivables:
  Capital shares sold .........................................       600,232
  Interest ....................................................       770,203
                                                                 --------------
      Total assets ............................................   166,143,496
                                                                 --------------
Liabilities:
 Payables:
  Capital shares redeemed .....................................       299,692
  Affiliates ..................................................        84,894
  Distributions to shareholders ...............................         6,383
 Other liabilities ............................................        16,876
                                                                 --------------
      Total liabilities .......................................       407,845
                                                                 --------------
Net assets, at value ..........................................  $165,735,651
                                                                 ==============
Shares outstanding ............................................   165,735,651
                                                                 ==============
Net asset value per sharea ....................................         $1.00
                                                                 ==============

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

14 |  See notes to financial statements.  |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

STATEMENT OF OPERATIONS
for the year ended July 31, 2005


Investment income:
 Interest .......................................................  $ 3,124,422
                                                                   -------------
Expenses:
 Management fees (Note 3a) ......................................      973,922
 Transfer agent fees (Note 3d) ..................................      156,501
 Custodian fees .................................................        2,564
 Reports to shareholders ........................................       29,006
 Registration and filing fees ...................................       49,937
 Professional fees ..............................................       12,488
 Directors' fees and expenses ...................................        7,365
 Other ..........................................................       19,114
                                                                   -------------
      Total expenses ............................................    1,250,897
                                                                   -------------
       Net investment income ....................................    1,873,525
                                                                   -------------
Net realized gain (loss) from investments .......................         (282)
                                                                   -------------
Net increase (decrease) in net assets resulting from operations .  $ 1,873,243
                                                                   =============




                         Annual Report | See notes to financial statements. | 15

FRANKLIN TAX-EXEMPT MONEY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                -------------------------------
                                                                                                       YEAR ENDED JULY 31,
                                                                                                      2005            2004
                                                                                                -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................................................................   $    1,873,525  $      401,039
  Net realized gain (loss) from investments .................................................             (282)        (15,236)
                                                                                                -------------------------------
      Net increase (decrease) in net assets resulting from operations .......................        1,873,243         385,803
                                                                                                -------------------------------
 Distributions to shareholders from net investment income ...................................       (1,873,243) a     (385,803) b
 Capital share transactions (Note 2) ........................................................      (13,636,263)      2,537,557
                                                                                                -------------------------------
      Net increase (decrease) in net assets .................................................      (13,636,263)      2,537,557
                                                                                                -------------------------------
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year ..........................................................................      179,371,914     176,834,357
                                                                                                -------------------------------
 End of year ................................................................................   $  165,735,651  $  179,371,914
                                                                                                ===============================

aDistributions were decreased by a net realized loss from investments of $282. bDistributions were decreased by a net realized loss from investments of $15,236.

16 |  See notes to financial statements.  |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Fund's Board of Directors.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                                                              Annual Report | 17

FRANKLIN TAX-EXEMPT MONEY FUND

2. CAPITAL STOCK

At July 31, 2005, there were 5 billion shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                                     ----------------------------------
                                                                            YEAR ENDED JULY 31,
                                                                          2005              2004
                                                                     ----------------------------------
Shares sold .....................................................    $   212,615,914  $   205,085,529
Shares issued in reinvestment of distributions ..................          1,880,299          390,258
Shares redeemed .................................................       (228,132,476)    (202,938,230)
                                                                     ----------------------------------
Net increase (decrease) .........................................    $   (13,636,263) $     2,537,557
                                                                     ==================================


3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

-------------------------------------------------------------------------------------------
  SUBSIDIARY                                                        AFFILIATION
-------------------------------------------------------------------------------------------
  Franklin Advisers Inc. (Advisers)                                 Investment manager
  Franklin Templeton Services LLC (FT Services)                     Administrative manager
  Franklin Templeton Distributors Inc. (Distributors)               Principal underwriter
  Franklin Templeton Investor Services LLC (Investor Services)      Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
        0.625%          Up to and including $100 million
        0.500%          Over $100 million, up to and including $250 million
        0.450%          In excess of $250 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Contingent deferred sales charges retained ....................  $13,360



18 |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $156,501, of which $118,096 was retained by Investor Services.

4. INCOME TAXES

At July 31, 2005, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital losses carryovers expiring in:

 2008 .........................................................  $  8,419
 2009 .........................................................    26,572
 2012 .........................................................    17,134
 2013 .........................................................       932
                                                                 --------
                                                                 $ 53,057
                                                                 ========

On July 31, 2005, the Fund had expired capital loss carryovers of $1,844.

At July 31, 2005, the Fund had deferred capital losses occurring subsequent to October 31, 2004 of $282. For tax purposes, such losses will be reflected in the year ending July 31, 2006.

The tax character of distributions paid during the years ended July 31, 2005 and 2004, was as follows:

                                                 -----------------------
                                                    2005         2004
                                                 -----------------------
Distributions paid from tax-exempt income .....  $1,873,243    $385,803
                                                 =======================

At July 31, 2005, the cost of investments and undistributed tax-exempt income for income tax purposes were as follows:

Costs of investments ..................................   $  164,589,422
                                                          ==============

Undistributed tax-exempt income .......................   $       56,729
                                                          ==============


5. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"),


                                                              Annual Report | 19

FRANKLIN TAX-EXEMPT MONEY FUND

5. REGULATORY MATTERS (CONTINUED)

INVESTIGATIONS AND SETTLEMENTS (CONTINUED) as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Fund did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS
On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these


20 |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

5. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)
lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.

                                                              Annual Report | 21

FRANKLIN TAX-EXEMPT MONEY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN TAX-EXEMPT MONEY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Tax-Exempt Money Fund (the "Fund") at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 9, 2005

22 |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended July 31, 2005. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2006, shareholders will be notified of amounts for use in preparing their 2005 income tax returns.

                                                              Annual Report | 23

FRANKLIN TAX-EXEMPT MONEY FUND

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

---------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
 NAME, YEAR OF BIRTH                          LENGTH OF        FUND COMPLEX OVERSEEN
 AND ADDRESS                   POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (1932)       Director       Since 1982       141                        Director, Bar-S Foods (meat
 One Franklin Parkway                                                                     packing company).
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
 President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
 (until 1998).
--------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (1932)    Director       Since 1989       142                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
--------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (1929)      Director       Since 1980       115                        Director, The California
 One Franklin Parkway                                                                     Center for Land Recycling
 San Mateo, CA 94403-1906                                                                 (redevelopment).
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
 (venture capital).
--------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (1928)      Director       Since 1992       141                        Director, Martek Biosciences
 One Franklin Parkway                                                                     Corporation, MedImmune, Inc.
 San Mateo, CA 94403-1906                                                                 (biotechnology), and Overstock.com
                                                                                          (Internet services); and formerly,
                                                                                          Director, MCI Communication
                                                                                          Corporation (subsequently known as
                                                                                          MCI WorldCom, Inc. and WorldCom,
                                                                                          Inc.) (communications services)
                                                                                          (1988-2002), White Mountains
                                                                                          Insurance Group, Ltd. (holding
                                                                                          company) (1987-2004) and Spacehab,
                                                                                          Inc. (aerospace services)
                                                                                          (1994-2003).
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company)
 (2001-2004); Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
--------------------------------------------------------------------------------------------------------------------------


24 |  Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

-------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                           LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)    Director and   Director since   141                        None
One Franklin Parkway           Chairman of    1980 and
San Mateo, CA 94403-1906       the Board      Chairman of the
                                              Board since 1993
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin
Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR.(1940) Director,      Director since   125                        None
One Franklin Parkway           President      1980, President
San Mateo, CA 94403-1906       and Chief      since 1993 and
                               Executive      Chief Executive
                               Officer-       Officer-Investment
                               Investment     Management since
                               Management     2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory
 Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
 Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 SHEILA AMOROSO (1959)         Vice           Since 1999       Not Applicable             Not Applicable
 One Franklin Parkway          President
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
 Investments.
--------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (1945)        Vice           Since 1986       Not Applicable             Not Applicable
 One Franklin Parkway          President
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 RAFAEL R. COSTAS, JR. (1965)  Vice           Since 1999       Not Applicable             Not Applicable
 One Franklin Parkway          President
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
 Investments.
--------------------------------------------------------------------------------------------------------------------------
 JAMES M. DAVIS (1952)         Chief          Since 2004       Not Applicable             Not Applicable
 One Franklin Parkway          Compliance
 San Mateo, CA 94403-1906      Officer
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director, Global Compliance, Franklin Resources, Inc.; officer of 48 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
--------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 25

-------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                           LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------
 LAURA FERGERSON (1962)        Treasurer      Since 2004       Not Applicable             Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906
-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in
 Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
--------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (1947)       Senior Vice    Since 2002       Not Applicable             Not Applicable
 500 East Broward Blvd.        President and
 Suite 2100                    Chief Executive
 Fort Lauderdale, FL           Officer-Finance
 33394-3091                    and Administration
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (1947)          Vice           Since 2000       Not Applicable             Not Applicable
 One Franklin Parkway          President
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin
 Resources, Inc.; officer of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, President,
 Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust
 (until 2000).
--------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (1947)       Vice           Since 2000       Not Applicable             Not Applicable
 One Franklin Parkway          President
 San Mateo, CA 94403-1906
 --------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President,
 Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment
 Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin
 Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton
 Investment Counsel, LLC, and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments; and
 FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman,
 Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995);
 Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
--------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (1937)      Vice President- Since 2002      Not Applicable             Not Applicable
 600 Fifth Avenue              AML Compliance
 Rockefeller Center
 New York, NY 10020-2302
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch
 Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------

26 |  Annual Report

-------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                           LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (1937)      Vice President Since 2000       Not Applicable             Not Applicable
 One Franklin Parkway          and Secretary
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia)
 Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
--------------------------------------------------------------------------------------------------------------------------
 GALEN G. VETTER (1951)        Chief          Since 2004       Not Applicable             Not Applicable
 500 East Broward Blvd.        Financial
 Suite 2100                    Officer and
 Fort Lauderdale, FL           Chief
 33394-3091                    Accounting
                               Officer
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; officer of 48 of the investment companies in Franklin
 Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
--------------------------------------------------------------------------------------------------------------------------
 THOMAS WALSH (1961)           Vice           Since 1999       Not Applicable             Not Applicable
 One Franklin Parkway          President
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
 Investments.
--------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin
Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

                                                              Annual Report | 27

FRANKLIN TAX-EXEMPT MONEY FUND

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held February 28, 2005, the Board of Directors ("Board"), including a majority of non-interested or independent Directors, approved renewal of the investment advisory contract for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment advisory contract for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses of the Fund discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge.


28 |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the contract renewal. The Lipper report prepared for the Fund showed the investment performance for the year ended December 31, 2004, as well as the previous ten years ended that date in comparison to a performance universe consisting of the Fund and all retail tax-exempt money market funds as selected by Lipper. The Lipper report showed that the Fund's total return for the one-year period, as well as for the previous three- and five-year periods, on an annualized basis, was in the fourth- or second-lowest quintiles of such universe, and was in the lowest quintile for the previous ten-year period on an annualized basis. In discussing this comparative performance, management pointed out that the Fund follows a very conservative investment approach with no investments in non-rated securities or tier 2 securities and with less than 2% of its assets held in securities subject to the alternative minimum tax. Management further pointed out that its total return was close to the median of its expense universe, being within 15 basis points of such median for the annualized ten- year period as shown in the Lipper report. The Board found such performance to be acceptable, noting the points raised by management.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fee and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment advisory contract was similar to those provided by fund




                                                              Annual Report | 29

FRANKLIN TAX-EXEMPT MONEY FUND

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee. The results of such comparisons showed the Fund's effective management fee to be the eleventh highest of the thirteen funds comprising the Lipper expense group, and its actual total expense to be the ninth highest within such group and the highest if expenses were to exclude 12b-1 fees which are not charged by the Fund. In discussing the expense comparisons, management pointed out that this Fund is not actively marketed and largely serves as an alternative investment vehicle for shareholders of the various Franklin/Templeton/Mutual Series fund families and provides a number of courtesy services to shareholders, including check writing and exchange privileges. Management also pointed out that the Fund's effective management fee rate was within eight basis points of the median for its Lipper expense group and that the Fund's actual total expenses were within five basis points of the median for such group, and if 12b-1 expenses were to be excluded from the group, were within thirteen basis points of the median for such group as shown in the Lipper report. The Board found such comparative expenses to be acceptable, noting the points raised by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that it had engaged on a biennial basis the Fund's independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Fund for purposes of determining profitability. Included in the analysis for the Fund were the revenue and related costs broken down separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to the Fund, as well as the relative contribution of the Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that


30 |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's management contract provides an initial fee of 0.625% on the first $100 million of net assets; 0.50% on the next $150 million of net assets; and 0.45% of net assets in excess of $250 million. The Fund's net assets were approximately $170 million at December 31, 2004, and the Board believed that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment advisory contract provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


                                                              Annual Report | 31

FRANKLIN TAX-EXEMPT MONEY FUND

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

32 |  Annual Report

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS
INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term
Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 7
Colorado
Connecticut
Florida 7
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 6
Michigan 6
Minnesota 6
Missouri
New Jersey
New York 7
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 8


1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders and select retirement plans. 3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
5.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
6.Portfolio of insured municipal securities.
7.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
8.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

06/05                                              Not part of the annual report

[GRAPHIC]                                One Franklin Parkway
FRANKLIN TEMPLETON INVESTMENTS LOGO      San Mateo, CA 94403-1906


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ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TAX-EXEMPT
MONEY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

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114 A2005 09/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $874 for the fiscal year ended July 31, 2005 and $21,460 for the fiscal year ended July 31, 2004.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended July 31, 2005 and $48,579 for the fiscal year ended July 31, 2004. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $19,591 for the fiscal year ended July 31, 2005 and $0 for the fiscal year ended July 31, 2004. The services for which these fees were paid included tax compliance and advise.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2005 and $85 for the fiscal year ended July 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,500 for the fiscal year ended July 31, 2005 and $99,915 for the fiscal year ended July 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $24,091 for the fiscal year ended July 31, 2005 and $148,579 for the fiscal year ended July 31, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8 PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 26, 2005